J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 15, 2020

to the Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Susan Bao	2005	Managing Director
Scott Davis	2016	Managing Director
Steven G. Lee	2020	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — U.S. Large Cap Core Plus Fund” section is deleted in its entirety and replaced with the following:

U.S. Large Cap Core Plus Fund

The Fund is managed by Susan Bao, Managing Director of JPMIM and CFA charterholder, Scott Davis, Managing Director of JPMIM, and Steven G. Lee, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2001 and has been employed by the firm since 1997. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Mr. Lee is a senior member of the U.S. Equity Core portfolio management team. Mr. Lee has been a portfolio manager since 2013 and prior to that time he was a research analyst in the U.S. Equity Research Group. Mr. Lee has been an employee of JPMIM since 2004.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-USLCCP-120

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 15, 2020

to the Statements of Additional Information dated November 1, 2019, as supplemented

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section with respect to the Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Large Cap Core Plus Fund
Susan Bao	2	$4,775,476	6	$5,636,469	13	$10,863,514
Scott Davis	6	10,672,066	8	7,693,265	17	4,242,865
Steven G. Lee	7	4,150,539	1	229,109	1	403,511

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Large Cap Core Plus Fund
Susan Bao	0	$0	6	$4,120,638	2	$2,763,031
Scott Davis	0	0	0	0	2	997,423
Steven G. Lee	0	0	1	179,082	1	708,743

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of assets allocation, multi-managed or other accounts.

In addition, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to the Fund is deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of the fiscal year ended June 30, 2019:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Large Cap Core Plus Fund
Susan Bao							X
Scott Davis					X
Steven G. Lee					X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USLCCP-120